Transactions with Related Parties, Convertible Notes (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Payment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2019 USD ($)	Sep. 27, 2017 USD ($)	Mar. 12, 2015 USD ($)
Convertible Promissory Notes [Abstract]
Principal amount outstanding	$ 185,509	$ 198,607
Accumulated Deficit [Abstract]
Amortization (Note 12)	3,713	4,339	$ 2,127
Jelco [Member] | Convertible Notes [Member]
Applicable Limit [Abstract]
Beginning balance	17,750	17,750
Ending balance	17,750	17,750	17,750
Debt Discount [Abstract]
Beginning balance	(14,389)	(14,389)
Ending balance	(14,389)	(14,389)	(14,389)
Accumulated Deficit [Abstract]
Beginning balance	3,601	1,217
Amortization (Note 12)	2,200	2,384
Ending balance	5,801	3,601	1,217
Debt [Abstract]
Beginning balance	6,962	4,578
Amortization (Note 12)	2,200	2,384
Ending balance	9,162	6,962	4,578
Additional Paid-in Capital [Abstract]
Beginning balance	14,189	14,189
Ending balance	$ 14,189	$ 14,189	$ 14,189
Jelco [Member] | First Jelco Note [Member]
Convertible Promissory Notes [Abstract]
Face amount						$ 4,000
Maturity date	Dec. 31, 2020
Number of bullet payments | Payment	1
Unpaid and accrued interest payable				$ 155
Interest rate	0.00%
Principal amount outstanding	$ 3,800
Jelco [Member] | First Jelco Note [Member] | LIBOR [Member]
Convertible Promissory Notes [Abstract]
Term of variable rate	3 months
Margin on variable rate	5.00%
Jelco [Member] | Third Jelco Note [Member]
Convertible Promissory Notes [Abstract]
Face amount					$ 13,750
Maturity date	Dec. 31, 2022
Number of bullet payments | Payment	1
Unpaid and accrued interest payable				$ 540
Interest rate	0.00%
Principal amount outstanding	$ 13,750
Jelco [Member] | Third Jelco Note [Member] | LIBOR [Member]
Convertible Promissory Notes [Abstract]
Term of variable rate	3 months
Margin on variable rate	5.00%